Income Taxes - Summary of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Line Items]
Net operating losses - federal and state	$ 36,057		$ 31,697
Research and development expense/ expenditures	4,793
Deferred revenue	3,019		2,273
Interest expense	2,544
Accruals	1,240		856
Stock-based compensation	574		66
Other, net	308
Lease liability	204
Depreciation and amortization	112		546
Allowance for doubtful accounts	35		17
Charitable contributions	3		3
Total deferred tax assets before valuation allowance/Deferred assets, gross:	48,889		35,458
Valuation allowance	(5,720)	$ (5,070)	(32,063)	$ (27,013)
Total deferred tax assets	43,169		3,395
Intangible assets	(61,109)
Contract acquisition costs	(3,256)		(2,854)
Goodwill	(258)		(541)
Right-of-use assets	(177)
Other, net	(7)
Total deferred tax liabilities	(64,807)		$ (3,395)
Net deferred tax liability	$ (21,638)